Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Discontinued Operations [line items]
Revenues	$ 12,970	$ 13,130	$ 13,531
Other products (expenses), net	(5)	1
Earnings (loss) before income tax	(1,274)	253	717
Net result of discontinued operations	(120)	88	77
Discontinued Operations [member]
Disclosure of Discontinued Operations [line items]
Revenues	189	572	868
Other products (expenses), net			(1)
Discontinued Operations [member] | Croatia [Member]
Disclosure of Discontinued Operations [line items]
Revenues	189	572	868
Cost of sales and operating expenses	(184)	(534)	(792)
Other products (expenses), net	(5)	1	(1)
Financial expenses, net and others			(2)
Earnings (loss) before income tax	0	39	73
Income tax	(75)	(6)	(7)
Result of discontinued operations	(75)	33	66
Disposal result, withholding taxes and reclassification of currency translation effects	(45)	55	11
Net result of discontinued operations	$ (120)	$ 88	$ 77